Offsets	Oct. 31, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Omega Healthcare Investors, Inc.
Form or Filing Type	S-3
File Number	333-277916
Initial Filing Date	Sep. 06, 2024
Fee Offset Claimed	$ 79,715.76
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.10 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 540,079,705.00
Termination / Withdrawal Statement	On September 6, 2024, the Registrant filed with the Securities and Exchange Commission (the "SEC") a prospectus supplement (the "Prior Prospectus Supplement"), which registered a proposed maximum aggregate offering price of $1,250,000,000 of shares of the Registrant's Common Stock, $0.10 par value per share, pursuant to a prospectus and accompanying Registration Statement on Form S-3ASR (File No. 333-277916) filed with the SEC on March 14, 2024, of which an aggregate offering amount of $540,079,705 was not sold. This unsold amount represents approximately 43.2% of the $184,500 of filing fees previously paid and results in an available fee offset of $79,715.76. The Registrant has terminated or completed the offering that included the unsold securities associated with the claimed offset under the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Omega Healthcare Investors, Inc.
Form or Filing Type	S-3
File Number	333-277916
Filing Date	Sep. 06, 2024
Fee Paid with Fee Offset Source	$ 172,824.58